UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-5498

Name of Registrant:	Putnam Master Intermediate Income Trust

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam Master Intermediate Income Trust
One Post Office Square
Boston, Massachusetts 02109

CC:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	9/30/11

Date of reporting period:	07/01/2011 - 06/30/2012

Registrant :	Putnam Master Intermediate Income Trust
Fund Name :	Putnam Master Intermediate Income Trust
Date of fiscal year end:	09/30/2011

Magellan Health Services Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	MGLN	CUSIP 559079207	05/16/2012		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Rene Lerer	Mgmt	For	For	For
	1.2	Elect Mary Sammons	Mgmt	For	For	For
	1.3	Elect Eran Broshy	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Ratification of Auditor	Mgmt	For	For	For

Opti Canada Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	OPCDF	CUSIP 68383KAB5	09/07/2011		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Approval of the plan	Mgmt	For	For	For

Trump Entertainment Resorts, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	TRMPQ	CUSIP 89816T202	11/03/2011		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Robert Griffin	Mgmt	For	Withhold	Against
	1.2	Elect Eugene Davis	Mgmt	For	Withhold	Against
	2	2011 Equity Incentive Plan	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Master Intermediate Income Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 8, 2012